TRADE ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2022
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE

7.TRADE ACCOUNTS RECEIVABLE

7.1.Breakdown of balances

	June 30,	December 31,
	2022	2021
Domestic customers
Third parties	1,472,166	1,449,177
Related parties (Note 11) (1)	63,333	73,598

Foreign customers
Third parties	4,363,152	5,043,453

(-) Expected credit losses	(32,689)	(34,763)
	5,865,962	6,531,465

1)The balance refers to transactions with Ibema Companhia Brasileira de Papel.

The Company performs factoring transactions for certain customers’ receivables where, substantially all risks and rewards related to these receivables are transferred to the counterpart, so that these receivables are derecognized from accounts receivable in the balance sheet. This transaction refers to an additional cash generation opportunity and may be discontinued at any time without significant impact on the Company's operation and is therefore classified as a financial asset measured at amortized cost. The impact of these factoring transactions on the accounts receivable as of June 30, 2022, is R$7,257,364 (R$6,121,316 as of December 31, 2021).

7.2.Breakdown of trade accounts receivable by maturity

	June 30,	December 31,
	2022	2021
Current	5,333,821	5,972,945
Overdue
Up to 30 days	489,035	518,115
From 31 to 60 days	24,417	15,359
From 61 to 90 days	4,274	3,087
From 91 to 120 days	2,903	1,453
From 121 to 180 days	3,228	3,779
From 181 days	8,284	16,727
	5,865,962	6,531,465

7.3.Rollforward of the expected credit losses

	June 30,	December 31,
	2022	2021
Beginning balance	(34,763)	(41,889)
Addition	(2,270)	(2,547)
Reversal	182	3,184
Write-off	3,533	7,078
Exchange rate variation	629	(589)
Ending balance	(32,689)	(34,763)

The Company maintains guarantees for overdue securities in its commercial operations, through credit insurance policies, letters of credit and other guarantees. These guarantees avoid the need to recognize expected credit losses, in accordance with the Company's credit policy. Transactions carried out with clients classified as investment grade by the main risk rating agencies are also not considered in the expected credit losses.

7.4.Main customers

The Company has 1 (one) customer responsible for 12.43% of net sales of pulp segment and no customer responsible for more than 10% of net sales in the paper segment for the six-month period ended, 2022. The Company has 1 (one) customer responsible for 10.39% of net sales of pulp segment and no customer responsible for more than 10% of net sales in the paper segment for the year ended December 31, 2021.